FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/00

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	11/01/00

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         92 data records

Form 13F Information Table Value Total:         144,618 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104      396    20650 SH       SOLE                     1850             18800
AT & T Corp.                   COM              001957109     2926    99613 SH       SOLE                    11505             88108
AT&T Corp - Liberty Media-A    COM              001957208      416    23108 SH       SOLE                     1700             21408
Abbott Laboratories            COM              002824100     1016    21352 SH       SOLE                     3400             17952
Adobe Systems, Inc.            COM              00724F101      233     1500 SH       SOLE                                       1500
Agilent Technologies           COM              00846U101      270     5512 SH       SOLE                      410              5102
Allstate                       COM              020002101     2356    67812 SH       SOLE                    12862             54950
America Online                 COM              02364J104     2826    52580 SH       SOLE                     8250             44330
American Express Co.           COM              025816109      738    12150 SH       SOLE                      300             11850
American Home Products         COM              026609107     5873   103827 SH       SOLE                    11400             92427
American Power Conversion      COM              029066107      868    45250 SH       SOLE                    13200             32050
Amgen                          COM              031162100      845    12098 SH       SOLE                                      12098
Ariba Inc.                     COM              04033V104     2955    20625 SH       SOLE                     1850             18775
Associates First Capital Corp. COM              046008108     3074    80904 SH       SOLE                     7100             73804
Bank One Corp                  COM              06423A103      365     9446 SH       SOLE                     1000              8446
Bellsouth Corp.                COM              079860102      344     8552 SH       SOLE                                       8552
Bemis Co., Inc.                COM              081437105      553    17200 SH       SOLE                     2400             14800
Borders Group                  COM              099709107      502    36000 SH       SOLE                     5000             31000
Bristol-Myers Squibb Co.       COM              110122108     1285    22502 SH       SOLE                     1900             20602
CMGI, Inc.                     COM              125750109      444    15900 SH       SOLE                     1500             14400
COMPAQ Computer                COM              204493100     1707    61900 SH       SOLE                     8600             53300
CVS Corp.                      COM              126650100      384     8300 SH       SOLE                     3000              5300
Cabletron Systems              COM              126920107      917    31225 SH       SOLE                     1000             30225
Cambridge Technology           COM              132524109      243    55550 SH       SOLE                     6300             49250
Cardinal Health                COM              14149Y108     1473    16705 SH       SOLE                                      16705
Cisco Systems, Inc.            COM              17275R102     2124    38444 SH       SOLE                     6400             32044
Comerica, Inc.                 COM              200340107      307     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109      668    26525 SH       SOLE                     4025             22500
Compuware Corp.                COM              205638109     1490   177935 SH       SOLE                    19500            158435
Deutsche Telekom AG            COM              251566105      332     9700 SH       SOLE                     2000              7700
Elan Corp  plc ADR             COM              284131208     8715   159175 SH       SOLE                    18100            141075
Electronic Data Systems Corp.  COM              285661104      322     7758 SH       SOLE                      300              7458
Emerson Electric Co.           COM              291011104     4229    63125 SH       SOLE                     5700             57425
Exxon Mobil Corporation        COM              30231G102      574     6445 SH       SOLE                                       6445
Fannie Mae                     COM              313586109     4885    68325 SH       SOLE                     8750             59575
Fiserv Inc.                    COM              337738108      442     7375 SH       SOLE                                       7375
General Electric               COM              369604103     2812    48750 SH       SOLE                     4500             44250
General Motors Cl. H           COM              370442832     2754    74075 SH       SOLE                    13975             60100
Global Crossing Ltd.           COM              G3921A100     2049    66105 SH       SOLE                    15400             50705
Hewlett-Packard                COM              428236103     2847    29355 SH       SOLE                     2380             26975
Honeywell Int'l                COM              438516106     2933    82326 SH       SOLE                    12200             70126
Hospitality Properties Trust   COM              44106M102     1182    50550 SH       SOLE                     3600             46950
IBM Corp.                      COM              459200101     6477    57575 SH       SOLE                     5710             51865
IHOP Corporation               COM              449623107     2178   113900 SH       SOLE                    19000             94900
JDS Uniphase Corporation       COM              46612J101      426     4500 SH       SOLE                      450              4050
Jefferson-Pilot Corp.          COM              475070108     3294    48525 SH       SOLE                     5900             42625
Johnson & Johnson              COM              478160104      721     7670 SH       SOLE                      650              7020
Kimberly-Clark Corp.           COM              494368103     3245    58150 SH       SOLE                     7300             50850
Loral Space & Communications   COM              G56462107      147    24000 SH       SOLE                     3000             21000
Lucent Technologies Inc.       COM              549463107     1884    61629 SH       SOLE                     6550             55079
Masco Corp.                    COM              574599106      511    27410 SH       SOLE                     4700             22710
Merck & Co., Inc.              COM              589331107     1200    16125 SH       SOLE                                      16125
Mercury Interactive Corporatio COM              589405109      251     1600 SH       SOLE                                       1600
Micron Technology              COM              595112103      598    13000 SH       SOLE                     1900             11100
Microsoft Corp.                COM              594918104     4238    70260 SH       SOLE                     8450             61810
Modis Professional Services    COM              607830106       85    16300 SH       SOLE                     2400             13900
Molex Inc.                     COM              608554101      290     5325 SH       SOLE                                       5325
Motorola, Inc                  COM              620076109     1562    55277 SH       SOLE                     9230             46047
Mylan Laboratories             COM              628530107      210     7800 SH       SOLE                                       7800
National City Corp.            COM              635405103      374    16906 SH       SOLE                                      16906
National Commerce Bancorp      COM              635449101     1362    68300 SH       SOLE                                      68300
Network  Associates, Inc.      COM              640938106     1124    49700 SH       SOLE                     7200             42500
Nortel Networks Corp.          COM              656568102     1013    17014 SH       SOLE                     1407             15607
Oracle Corp.                   COM              68389X105     1051    13350 SH       SOLE                      200             13150
Palm, Inc.                     COM              696642107     1682    31779 SH       SOLE                     2742             29037
Pfizer, Inc.                   COM              717081103     3915    87132 SH       SOLE                      489             86643
Pitney Bowes                   COM              724479100     2194    55625 SH       SOLE                     8650             46975
Popular Inc.                   COM              733174106      475    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      650     9700 SH       SOLE                      700              9000
Qualcomm Inc.                  COM              747525103      356     5000 SH       SOLE                      900              4100
Qwest Communications Int'l Inc COM              749121109     6329   131692 SH       SOLE                    15723            115969
SBC Communications Inc.        COM              78387G103      299     5974 SH       SOLE                                       5974
SCI Systems                    COM              783890106     2366    57700 SH       SOLE                      600             57100
Sigma-Aldrich Corp.            COM              826552101      229     6950 SH       SOLE                      300              6650
Sprint Corp. (FON Group)       COM              852061100      985    33608 SH       SOLE                    10300             23308
State Street Corp              COM              857477103      390     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203      665    39700 SH       SOLE                                      39700
Steris Corp.                   COM              859152100      319    26600 SH       SOLE                                      26600
Stryker Corp.                  COM              863667101      515    12000 SH       SOLE                                      12000
Sun Microsystems Inc.          COM              866810104     4630    39660 SH       SOLE                     5600             34060
Sybron Intl. Corp. Wisc        COM              87114F106     3826   159400 SH       SOLE                    19100            140300
Synopsys, Inc.                 COM              871607107     2222    58675 SH       SOLE                    10450             48225
Texas Instruments              COM              882508104      208     4400 SH       SOLE                                       4400
Textron, Inc.                  COM              883203101      593    12850 SH       SOLE                     4250              8600
Time Warner Inc.               COM              887315109      399     5100 SH       SOLE                      600              4500
Tribune Company                COM              896047107      369     8450 SH       SOLE                     1700              6750
Tyco Int'l                     COM              902124106      389     7500 SH       SOLE                     1400              6100
Unisys Corp.                   COM              909214108      151    13450 SH       SOLE                     2500             10950
Verizon Communications         COM              92343V104     1362    28121 SH       SOLE                     1100             27021
Viacom Class B                 COM              925524308      981    16769 SH       SOLE                     5462             11307
Watson Pharmaceuticals         COM              942683103      623     9600 SH       SOLE                      500              9100
WorldCom, Inc.                 COM              98157d106     3579   117827 SH       SOLE                    14700            103127